Dissagreggated Revenue - Schedule of Disaggregated Revenue by Major Product Categories (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Disaggregated revenue	$ 137,247,341	$ 17,633,567	$ 235,667,734	$ 174,202,627
Disaggregated cost of revenue	86,561,692	11,121,464	186,223,181	139,154,316
Private-labelled apparel products [Member]
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Disaggregated revenue	66,685,405	8,567,755	196,736,307	156,316,352
Disaggregated cost of revenue	59,768,785	7,679,106	178,307,992	134,239,759
Own-branded apparel products [Member]
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Disaggregated revenue	70,561,936	9,065,812	38,931,427	17,886,275
Disaggregated cost of revenue	$ 26,792,907	$ 3,442,358	$ 7,915,189	$ 4,914,557